Fair Value Measurements And Disclosure (Effect Of Derivatives On The Consolidated Statements Of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Hedging Relationships [Member] | Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on interest rate swaps	$ (68)	$ (61)	$ (16)
Gain (Loss) on long-term debt	68	61	16
Cash Flow Hedging [Member] | Cross-Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	571	1,061	(813)
Cash Flow Hedging [Member] | Interest Rate Locks [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	0	0	(361)
Cash Flow Hedging [Member] | Interest Rate Locks [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income (expense) reclassified from accumulated Other Comprehensive Income into income	$ (60)	$ (59)	$ (58)